Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 011	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	34-6520107
Plan number	011
Total Fully Corrected Under VFCP and PTE 2002-51	$ 2,207